UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21846

CLOUGH GLOBAL OPPORTUNITIES FUND
(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado		80203
(Address of principal executive offices)		(Zip code)

Erin Douglas Clough Global Opportunities Fund 1290 Broadway, Suite 1100 Denver, Colorado 80203
(Name and address of agent for service)

Registrant's telephone number, including area code:		(303) 623-2577

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2007

Item 1 – Schedule of Investments.

Clough Global Opportunities Fund

Schedule of Investments

December 31, 2007 (unaudited)

	Shares	Value
COMMON STOCKS 108.16%
Agriculture 0.31%
Sadia S.A.(a)	173,000	$983,573
Smithfield Foods, Inc.(b)	82,200	2,377,224
		3,360,797
Consumer/Retail 4.22%
ASKUL Corp.	124,000	3,329,902
B&G Foods, Inc.	45,000	459,450
Belle International Holdings Ltd.	1,360,000	2,054,634
GOME Electrical Appliances Holdings Ltd.	2,180,500	5,536,961
Home Inns & Hotels Management, Inc.(b)	53,700	1,913,868
Hyundai Department Store Co. Ltd. - ADR(b)	54,574	6,937,990
Isetan Co. Ltd.	129,000	1,754,026
Jardine Matheson Holdings Ltd.	157,741	4,369,426
Jardine Strategic Holdings Ltd.	127,557	2,002,645
Kraft Foods, Inc.	114,100	3,723,083
Lotte Shopping Co. Ltd.	8,300	3,662,091
Regal Hotels International Holdings Ltd.	18,257,600	1,498,559
Swire Pacific Ltd.	291,000	4,011,914
Takashimaya Co. Ltd.	171,000	2,066,419
Yamada Denki Co. Ltd.	26,700	3,052,043
		46,373,011
Energy 32.00%
Alternative Energy Technologies 4.59%
Conergy AG	15,200	544,913
Evergreen Solar, Inc. - ADR(b)	282,200	4,873,594
First Solar, Inc.(b)	27,600	7,373,064
JA Solar Holdings Co. Ltd. - ADR(b)	189,000	13,194,090
MEMC Electronic Materials, Inc.(b)	56,300	4,981,987
Sunpower Corp.(b)	50,500	6,584,695
Suntech Power Holdings Co. Ltd. - ADR(b)	156,000	12,841,920
		50,394,263
Coal 0.88%
CONSOL Energy, Inc.	122,700	8,775,504
Patriot Coal Corp.(b)	1,320	55,097
Peabody Energy Corp.	13,200	813,648
		9,644,249
Exploration & Production 10.98%
American Oil & Gas, Inc.(b)	39,129	226,948
Anadarko Petroleum Corp.	86,200	5,662,478
Apache Corp.	20,000	2,150,800
ATP Oil & Gas Corp.(b)	57,000	2,880,780
Chesapeake Energy Corp.	408,200	16,001,440
ConocoPhillips	62,000	5,474,600
Devon Energy Corp.	84,900	7,548,459
Encana Corp.	42,900	2,915,484
Hess Corp.	67,900	6,848,394
InterOil Corp.(b)	140,700	2,709,882
Nexen, Inc.	17,400	561,498
OAO Gazprom - S.A.	205,860	11,672,262
Occidental Petroleum Corp.	44,000	3,387,560
Parallel Petro Corp.(b)	146,447	2,581,861
PetroHawk Energy Corp.(b)	201,000	3,479,310
Petroleo Brasileiro S.A.	148,300	17,090,092
Range Resources Corp.	170,100	8,736,336
Southwestern Energy(b)	243,400	13,562,248
Ultra Petroleum Corp.(b)	69,700	4,983,550
XTO Energy, Inc.	45,000	2,311,200
		120,558,234
Oil Services and Drillers 14.16%
Baker Hughes, Inc.	30,000	2,433,000
Diamond Offshore Drilling, Inc.	70,800	10,053,600

Exterran Holdings, Inc.(b)	47,100	3,852,780
FMC Technologies, Inc.(b)	34,000	1,927,800
Halliburton Company	390,300	14,796,273
Helix Energy Solutions Group, Inc.(b)	79,500	3,299,250
Helmerich & Payne, Inc.	56,100	2,247,927
Nabors Industries Ltd.(b)	20,000	547,800
National - Oilwell, Inc.(b)	113,800	8,359,748
Noble Corp.	140,300	7,928,353
Oneok, Inc.	41,700	1,866,909
Schlumberger Ltd.	390,400	38,403,648
Sempra Energy	60,000	3,712,800
Suncor Energy, Inc.	20,000	2,174,600
Tenaris - S.A.	53,600	2,397,528
Tidewater, Inc.	91,000	4,992,260
Transocean, Inc.	263,889	37,775,710
Weatherford International Ltd.(b)	124,200	8,520,120
		155,517,054
Refiners 0.24%
Sunoco, Inc.	36,500	2,644,060

Tankers 1.15%
Frontline Limited	45,000	2,160,000
General Maritime Corp.	35,700	872,865
Nordic American Tanker Shipping	18,000	590,760
Overseas Shipholding Group, Inc.	94,000	6,996,420
Teekay Corp.	38,000	2,021,980
		12,642,025
TOTAL ENERGY		351,399,885

Finance 23.40%
Banks 20.35%
Banco Bradesco - S.A.	573,100	18,339,200
Banco Itau Holding Financeira - S.A.	588,600	15,221,196
Banco Santander Chile - S.A.	208,400	10,626,316
BanColombia - S.A.	5,000	170,100
Bangkok Bank PLC	806,500	2,825,204
Bank Mandiri Persero Tbk PT	17,759,000	6,617,674
Bank of Yokohama Ltd.	474,000	3,326,465
Bank Rakyat Indonesia	5,924,000	4,667,298
BlackRock Kelso Capital Corp.	651,400	9,953,392
BOC Hong Kong Holdings Ltd.	1,810,000	5,072,011
Brookline Bancorp, Inc.	311,962	3,169,534
The Charles Schwab Corp.	16,537	422,520
Citigroup, Inc.	194,800	5,734,912
Daewoo Securities Co. Ltd.	186,560	6,098,751
Daishin Securities Co. Ltd.(b)(c)	329,600	2,125,920
Hana Financial Group, Inc.	331,600	17,854,431
ICICI Bank Ltd.- S.A.	94,400	5,805,600
Indochina Capital Vietnam Holdings Ltd.(b)	700,000	6,485,500
Kasikornbank PLC	984,800	2,543,494
Kookmin Bank - ADR	51,300	3,761,316
Korea Exchange Bank(b)	351,300	5,441,857
Lion Diversified Holdings BHD	937,400	544,242
Malayan Banking BHD	995,400	3,461,476
Melco International Development	1,040,000	1,563,188
Mirae Asset Securities	21,700	3,987,394
Mitsubishi UFJ Financial Group Inc.	579,360	5,429,798
PennantPark Investment Corp.	609,700	6,109,194
People’s United Financial, Inc.	74,500	1,326,100
Public Bank BHD	1,530,000	5,089,205
Shizuoka Bank Ltd.	349,000	3,833,174
Siam Commercial Bank PLC	3,066,000	7,873,208
Sime Darby BHD(b)	533,282	1,918,977
Sovereign Bancorp, Inc.	162,300	1,850,220
Star Asia Financial Ltd.(c)(d)	300,000	2,250,000
UBS AG	259,600	11,941,600
UBS AG - Registered	79,000	3,656,406
Unibanco - Uniao de Bancos Brasileiros - GDR	97,100	13,559,044

Woori Finance Holdings Co. Ltd.(b)	524,000	10,552,214
Woori Investment & Securities Co. Ltd.	77,100	2,170,381
		223,378,512
Non-Bank 3.05%
Apollo Investment Corp.	750,300	12,792,615
Ares Capital Corp.	350,400	5,126,352
IntercontinentalExchange, Inc.(b)	21,600	4,158,000
Maiden Holdings Ltd.(c)(d)	100,900	1,009,000
The Nasdaq Stock Market, Inc.(b)	40,900	2,024,141
Nymex Holdings, Inc.	63,100	8,430,791
		33,540,899
TOTAL FINANCE		256,919,411

Healthcare 0.70%
BioSphere Medical, Inc.(b)	109,500	561,735
ImClone Systems, Inc.(b)	44,100	1,896,300
Molecular Insight Pharmaceuticals, Inc.(b)	172,000	1,558,320
Pharmion Corp.(b)	57,600	3,620,736
		7,637,091
Industrial 3.06%
Advantest Corp.	98,000	2,789,599
Altra Holdings, Inc.(b)	12,500	207,875
American Science & Engineering, Inc.	41,812	2,372,831
Bunge Ltd.	25,500	2,968,455
Chicago Bridge & Iron Company - NY shares	123,600	7,470,384
Crown Holdings, Inc.(b)	67,700	1,736,505
Energy Conversion Devices, Inc.(b)	87,800	2,954,470
First Resources Ltd.(b)	1,260,000	1,085,415
Grant Prideco, Inc.(b)	67,100	3,724,721
Kokuyo Company Ltd.	103,500	935,729
Smurfit-Stone Container Corp.(b)	595,000	6,283,200
Spirit Aerosystems Holdings, Inc.(b)	32,400	1,117,800
		33,646,984

Insurance 3.31%
ACE Ltd.	30,000	1,853,400
Castlepoint Holdings Ltd.	124,800	1,497,600
Fidelity National Financial, Inc.	724,600	10,586,406
Loews Corp.	183,200	9,222,288
Montpelier Re Holdings Ltd.	646,000	10,988,460
The Travelers Cos., Inc.	40,000	2,152,000
		36,300,154
Media 0.57%
Kyocera Corp.	15,700	1,392,714
Nippon Television Network Corp.	36,400	4,884,178
		6,276,892
Metals & Mining 3.59%
Anglo American PLC - ADR	84,410	2,563,532
Barrick Gold Corp.	5,400	227,070
Cameco Corp.	293,900	11,700,159
Denison Mines Corp.(b)	180,100	1,622,259
First Uranium Corp.(b)	88,000	842,596
Freeport-McMoRan Copper & Gold, Inc.	114,500	11,729,380
Gerdau - S.A.	137,600	3,991,776
Goldcorp, Inc.	89,700	3,043,521
Paladin Energy Ltd.(b)	211,500	1,260,951
Uex Corp.(b)	34,000	227,712
Uranium One, Inc.(b)	189,000	1,690,937
Ur-Energy, Inc.(b)	128,600	461,263
		39,361,156
Real Estate 7.78%
Aeon Mall Co. Ltd.	116,480	3,075,827
Bakrieland Development Tbk PT(b)	41,200,000	2,719,617
Cheung Kong Holdings Ltd.	122,900	2,272,832
Ciputra Development Tbk PT(b)	15,905,000	1,507,101
Great Eagle Holdings Ltd.	1,595,517	5,964,722
Hang Lung Properties Ltd.	516,000	2,336,009

Henderson Land Development Co. Ltd.	1,328,000	12,509,503
Hopewell Holdings	464,000	2,142,253
Hysan Development Co. Ltd.	1,688,069	4,816,931
Hyundai Development Co.(b)	58,100	5,679,344
Italian-Thai Development PLC	9,882,000	2,420,261
Kerry Properties Ltd.	280,000	2,249,724
Shun Tak Holdings Ltd.(d)	280,000	440,249
Sino Land Co.	1,448,000	5,143,971
SP Setia BHD	1,239,000	1,865,806
SP Setia BHD Right(b)	206,500	26,226
Sun Hung Kai Properties Ltd.	1,084,000	23,021,828
Wharf Holdings Ltd.	1,103,000	5,778,535
Wharf Holdings Right(b)	137,875	189,199
YNH Property BHD	1,570,400	1,282,153
		85,442,091
Real Estate Investment Trusts (REITS) 1.26%
Annaly Capital Management, Inc.	588,800	10,704,384
Hatteras Financial(b)(c)(d)	157,300	3,146,000
Regal Real Estate Investment Trust	182,576	49,874
		13,900,258
Technology & Communications 16.36%
AU Optronics Corp. - ADR	124,788	2,395,930
Centron Telecom International Holdings Ltd.(b)	1,018,000	287,224
Cisco Systems, Inc.(b)	1,112,000	30,101,840
Comcast Corp.(b)	213,800	3,874,056
Corning, Inc.	275,800	6,616,442
CTC Media, Inc.(b)	165,000	4,983,000
Google, Inc. - Class A(b)	12,400	8,574,352
Ingram Micro, Inc.(b)	567,300	10,234,092
Intel Corp.	1,378,700	36,756,142
Marvell Technology Group Ltd.(b)	138,300	1,933,434
Microsoft Corp.	804,300	28,633,080
Nan Ya Printed Circuit Board Corp.	441,367	3,014,161
NET Servicos de Comunicacao S.A.	239,900	2,874,002
Oracle Corp.(b)	750,000	16,935,000
Radvision Ltd.(b)	518,700	5,731,635
Samsung Electronics Co. Ltd.	14,650	8,701,886
Sistema JSFC	87,200	3,640,600
SK Communications Co. Ltd.	50,800	1,763,795
Time Warner, Inc.	156,600	2,585,466
		179,636,137
Transportation 0.52%
Babcock & Brown Air Ltd.(b)	263,300	4,794,693
Golar LNG, Ltd.	40,000	884,800
		5,679,493
Utilities 11.08%
Bakrie Sumatera Plantations Tbk PT	10,607,000	2,569,170
Byd Co. Ltd.	316,900	2,097,114
Cleco Corp.	34,000	945,200
Dominion Resources, Inc.	38,300	1,817,335
Dore Holdings Ltd.(d)	1,860,000	429,374
DPL, Inc.	140,000	4,151,000
Enbridge, Inc.	149,800	6,136,495
Equitable Resources, Inc.	124,000	6,606,720
Exelon Corp.	125,200	10,221,328
FirstEnergy Corp.	193,300	13,983,322
Gamuda BHD	2,814,800	4,102,611
Golden Agri-Resources Ltd.	1,954,000	2,877,821
IOI Corp. BHD	977,000	2,289,613
Mirant Corp.(b)	88,800	3,461,424
NRG Energy, Inc.(b)	161,100	6,982,074
PPL Corp.	60,200	3,135,818
PT Astra International Tbk	4,515,700	13,125,218
Public Service Enterprise Group Inc.	76,000	7,466,240
Reliant Energy, Inc.(b)	126,000	3,306,240
Sinopec Shanghai Petrochemical Co. Ltd.	3,734,000	2,303,401
Southern Union Company	156,300	4,588,968

The AES Corp.(b)	466,800	9,984,852
Williams Cos., Inc.	255,400	9,138,212
		121,719,550

TOTAL COMMON STOCKS (Cost $1,069,330,423)		1,187,652,910

EXCHANGE TRADED FUNDS 3.34%
iShares MSCI Taiwan	484,473	7,296,163
StreetTRACKS Gold Trust(b)	356,500	29,361,340
		36,657,503

TOTAL EXCHANGE TRADED FUNDS (Cost $32,515,975)		36,657,503

PREFERRED STOCKS 0.99%
Federal National Mortgage Association (FNMA), 7.000%	59,800	2,771,359
Federal National Mortgage Association (FNMA), 8.250%	208,300	5,363,725
Freeport-McMoRan Copper & Gold, Inc., 6.750%(d)	17,700	2,671,284
		10,806,368

TOTAL PREFERRED STOCKS (Cost $9,857,385)		10,806,368

Maturity Date	Coupon Rate	Principal Amount	Value
CORPORATE BONDS 2.37%
International Lease Finance Corp.
02/15/2012	5.400%	$2,070,000	2,089,003
05/01/2012	5.300%	1,500,000	1,498,432
Suncor Energy, Inc.
06/15/2038	6.500%	4,860,000	5,214,265
Swedish Export Credit
04/30/2012	10.01%	17,000,000	17,255,000

TOTAL CORPORATE BONDS (Cost $25,523,216)			26,056,700

GOVERNMENT & AGENCY OBLIGATIONS 6.34%
U.S. Government Obligations
U.S. Treasury Bond
06/30/2012	4.875%	26,000,000	27,584,388
05/15/2017	4.500%	19,000,000	19,699,143
02/15/2023(a)	7.125%	8,000,000	10,326,256
08/15/2023(a)	6.250%	10,000,000	11,975,790

TOTAL GOVERNMENT & AGENCY OBLIGATIONS (Cost $67,048,797)			69,585,577

MORTGAGE BACKED SECURITY 4.93%
Fannie Mae REMICS
Series 2003-130, Class HZ, 01/25/2034(a)	6.000%	8,141,990	8,001,150
Series 2006-3, Class ZE, 03/25/2036	6.000%	3,405,947	3,359,306
Federal Home Loan Mortgage Corporation (FHLMC)
Series 2006-3211, Class LZ, 09/15/2036	6.000%	8,621,462	8,754,284
Federal Home Loan Mortgage Corporation (FHLMC) Gold
Series 2006-A44797, 04/01/2036	6.000%	4,400,773	4,467,630
Freddie Mac REMICS
Series 2005-3004, Class ZU, 07/15/2035(a)	5.750%	6,397,677	6,262,181
Series 2006-3123, Class AZ, 03/15/2036	6.000%	2,387,403	2,427,411
Series 2006-3242, Class SX, 11/15/2036(e)	8.428%	3,783,105	4,167,294
Ginnie Mae II pool
Series 2007-3939, 01/20/2037	5.000%	1,456,539	1,423,138
Series 2007-3952, 02/20/2037	5.000%	2,012,589	1,966,436
Series 2007-3964, 03/20/2037	5.000%	3,553,710	3,472,216
Series 2007-4015, 08/20/2037	5.000%	958,634	936,650
Series 2007-4026, 09/20/2037	5.000%	804,483	786,035
Series 2007-4037, 10/20/2037	5.000%	1,028,342	1,004,760

Government National Mortgage Association (GNMA)
Series 2007-37, Class SB, 03/20/2037(e)	6.003%	2,100,909	2,001,879
Series 2007-37, Class SA, 03/20/2037(e)	6.003%	3,232,485	3,196,792
Series 2007-37, Class SY, 06/16/2037(e)	6.028%	1,904,913	1,913,036

TOTAL MORTGAGE BACKED SECURITY (Cost $52,421,733)			54,140,198

STRUCTURED NOTES 12.29%
Calyon
01/29/2022(d)(e)	9.300%	13,500,000	11,626,875
Federal Home Loan Bank System (FHLB)
12/27/2021(e)	7.500%	5,250,000	5,040,000
01/18/2022(e)	7.950%	20,000,000	19,700,000
04/18/2022(e)	7.050%	3,000,000	2,887,500
04/18/2022(e)	7.000%	5,000,000	4,737,500
11/21/2022(e)	8.000%	15,000,000	14,985,000
JPMorgan Chase Bank NA
05/23/2022(a)(e)	7.000%	10,000,000	9,500,000
Merrill Lynch & Co., Inc
01/29/2022(a)(d)(e)	9.580%	19,500,000	16,403,400
04/05/2022(c)(d)(e)	7.000%	15,000,000	14,456,250
Rabobank Nederland
02/22/2022(d)(e)	8.200%	21,500,000	21,365,625
04/17/2022(d)	7.050%	15,000,000	14,250,000

TOTAL STRUCTURED NOTES (Cost $141,837,750)			134,952,150

	Expiration Date	Exercise Price	Number of Contracts	Value
PURCHASED OPTIONS 1.57%
Purchased Call Options 1.21%
Anadarko Petroleum Corp.	January, 2008	$50.00	1,157	1,828,060
Caterpillar, Inc.	January, 2009	60.00	1,000	1,677,500
Cisco Systems, Inc.	January, 2009	27.50	9,000	3,510,000
Halliburton Co.	January, 2009	30.00	1,000	1,000,000
iShares Lehman 20+ Year Treasury Bond Fund	January, 2008	88.00	10,000	5,250,000

TOTAL PURCHASED CALL OPTIONS (Cost $10,808,941)				13,265,560

Purchased Put Options 0.36%
iShares Russell 2000 Index Fund	January, 2008	78.00	6,000	1,761,000
Oil Service HOLDRs Trust	January, 2008	200.00	1,000	487,500
S&P 500 Index Option	January, 2008	1,475.00	600	1,758,000

TOTAL PURCHASED PUT OPTIONS (Cost $8,483,458)				4,006,500

TOTAL PURCHASED OPTIONS (Cost $19,292,399)				17,272,060

	Interest Rate	Shares	Value
SHORT TERM INVESTMENTS 0.83%
Money Market Instruments
JP Morgan Prime Money Market Fund	4.557%	9,117,264	9,117,264

TOTAL SHORT TERM INVESTMENTS (Cost $9,117,264)			9,117,264

Total Investments - 140.82% (Cost $1,426,944,942)			1,546,240,730

Liabilities in Excess of Other Assets – 0.23%	2,543,925

Liquidation Preference of Auction Market Preferred Shares, Series M7, W7, F7, T28 and TH28 (including dividends payable on preferred shares) - (41.05%)	(450,733,815)

NET ASSETS - 100.00%	$1,098,050,840

	Expiration Date	Exercise Price	Number of Contracts	Value
SCHEDULE OF OPTIONS WRITTEN
Call Options Written
Caterpillar, Inc.	January, 2009	$80.00	1,000	$(582,500)
Schlumberger Ltd.	January, 2009	90.00	2,000	(3,900,000)
Cisco Systems, Inc.	January, 2009	35.00	9,000	(1,300,500)

TOTAL CALL OPTIONS WRITTEN (Premiums received $3,315,791)				(5,783,000)

Put Options Written
iShares Russell 2000 Index Fund	January, 2008	71.00	6,000	(282,000)
Oil Service HOLDRs Trust	January, 2008	150.00	1,000	(5,000)
S&P 500 Index Option	January, 2008	1,400.00	600	(468,000)

TOTAL PUT OPTIONS WRITTEN (Premiums received $3,630,688)				(755,000)

TOTAL OPTIONS WRITTEN (Premiums received $6,946,479)				$(6,538,000)

SCHEDULE OF SECURITIES SOLD SHORT

Name	Shares	Value
Amazon.com Corp.(b)	(46,700)	$(4,326,288)
Archer-Daniels-Midland Co.	(71,400)	(3,315,102)
Ashland, Inc.	(15,000)	(711,450)
Bed Bath & Beyond, Inc.(b)	(131,400)	(3,861,846)
China Life Insurance Co. Ltd. - ADR	(145,200)	(11,107,800)
Cia Vale do Rio Doce	(275,500)	(9,000,585)
Comerica, Inc.	(48,800)	(2,124,264)
Countrywide Financial	(83,900)	(750,066)
Cummins, Inc.	(35,400)	(4,508,898)
Dawson Geophysical Co.(b)	(5,500)	(393,030)
Energy Select Sector SPDR	(86,888)	(6,882,399)
Financial Select Sector SPDR	(288,000)	(8,352,000)
iShares Dow Jones US Real Estate Index Fund	(125,000)	(8,237,500)
iShares FTSE/Xinhua China 25 Index Fund	(117,300)	(19,993,785)
iShares MSCI Mexico Index Fund	(83,700)	(4,689,711)
iShares Russell 2000 Index Fund	(404,000)	(30,724,200)
Martin Marietta Materials, Inc.	(51,000)	(6,762,600)
Metavante Technologies, Inc.(b)	(684)	(15,951)
SPDR Trust Series 1	(70,800)	(10,354,500)
Toro Co.	(5,300)	(288,532)
US Bancorp	(79,300)	(2,516,982)

TOTAL SECURITIES SOLD SHORT (Proceeds $144,034,528)		$(138,917,489)

(a) Security, or portion of security, is being held as collateral for written options and/or short sales.

(b) Non-Income Producing Security

(c) Fair valued security; valued in accordance with procedures approved by the Fund’s Board of Trustees. As of December 31, 2007, these securities had total value of $32,678,770or 2.98% of total net assets.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2007, these securities had a total value of $92,754,779 or 8.45% of total net assets.

(e) Floating or variable rate security - rate disclosed as of December 31, 2007. Maturity date represents the next reset date.

ADR – American Depositary Receipt

BHD – Berhad (in Malaysia; equivalent to Public Limited Company)

GDR – Global Depositary Receipt

PLC – Public Limited Company

PT – equivalent to Public Limited Company in Indonesia

REMICs – Real Estate Mortgage Investment Conduits

S.A. – Sponsored ADR

SPDR – Standard & Poor’s Depository Receipt

Tbk – Terbuka (stock symbol in Indonesia)

Income Tax Information:
Net unrealized appreciation/depreciation of investments based on federal tax costs were as follows:
As of December 31, 2007
Gross appreciation (excess of value over tax cost)	$199,351,193
Gross depreciation (excess of tax cost over value)	(80,055,405)
Net unrealized appreciation	$119,295,788
Cost of investments for income tax purposes	$1,426,944,942

See Notes to Quarterly Statement of Investments.

Notes to Quarterly Statement of Investments

December 31, 2007 (unaudited)

1.  Significant Accounting and Operating Policies

Clough Global Opportunities Fund is a closed-end management investment company (the “Fund”) that was organized under the laws of the state of Delaware by an Agreement and Declaration of Trust dated January 12, 2006.   The Fund is a non-diversified series with an investment objective to provide a high level of total return. The Declaration of Trust provides that the Trustees may authorize separate classes of shares of beneficial interest.

The following summarizes the significant accounting policies of the Fund.

Security Valuation:  The net asset value per Share of the Fund is determined no less frequently than daily, on each day that the American Stock Exchange (the “Exchange”) is open for trading, as of the close of regular trading on the Exchange (normally 4:00 p.m. New York time).  Trading may take place in foreign issues held by the Fund at times when the Fund is not open for business.  As a result, the Fund’s net asset value may change at times when it is not possible to purchase or sell shares of the Fund.  Securities held by the fund for which exchange quotations are readily available are valued at the last sale price, or if no sale price or if traded on the over-the-counter market, at the mean of the bid and asked prices on such day.  Debt securities for which the over-the-counter market is the primary market are normally valued on the basis of prices furnished by one or pricing services at the mean between the latest available bid and asked prices.  As authorized by the Trustees, debt securities (other than short-term obligations) may be valued on the basis of valuations furnished by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of securities.  Short-term obligations maturing within 60 days are valued at amortized cost, which approximates value, unless the Trustees determine that under particular circumstances such method does not result in fair value.  Over-the-counter options are valued at the mean between bid and asked prices provided by dealers.  Financial futures contracts listed on commodity exchanges and exchange-traded options are valued at closing settlement prices.  Securities for which there is no such quotation or valuation and all other assets are valued at fair value in good faith by or at the direction of the Trustees.

Foreign Securities:  The Fund may invest a portion of its assets in foreign securities. In the event that the Fund executes a foreign security transaction, the Fund will generally enter into a forward foreign currency contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks.

The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange at period end. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.

Options:  In order to hedge against adverse market shifts, the Fund may utilize up to 12% of its total assets to purchase put and call options on securities.  The Fund may also utilize an additional

12% of its total assets to purchase put and call options on domestic stock indices to hedge against risks of market-wide price movements affecting its assets.  When a Fund purchases a call or put option, an amount equal to the premium paid is included in the Fund’s Statement of Assets and Liabilities, which is included in the Annual and Semi-Annual reports to shareholders, as an investment, and is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a call, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid.

The Fund may also write covered put and call options on securities and stock indices.  When a Fund writes a put or call option, an amount equal to the premium received is included in the Statement of Assets and Liabilities, which is included in the Annual and Semi-Annual reports to shareholders, as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As a writer of an option, a Fund has no control over whether the underlying securities are subsequently sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option. Written and purchased options are non-income producing securities.

Written option activity as of December 31, 2007 was as follows:

CALL OPTIONS WRITTEN

	Number of Contracts	Amount of Premiums
Options outstanding as of June 30, 2007	12,720	$3,763,730
Positions opened	5,600	1,388,529
Options expired	(1,270)	(333,705)
Options closed	(5,050)	(1,502,763)
Outstanding, December 31, 2007	12,000	$3,315,791
Market Value, December 31, 2007		$(5,783,000)

PUT OPTIONS  WRITTEN

	Number of Contracts	Amount of Premiums
Options outstanding as of June 30, 2007	6,170	$3,584,329
Positions opened	7,600	$3,360,688
Options expired	(6,170)	$(3,584,329)
Options closed	—
Outstanding, December 31, 2007	7,600	$3,360,688
Market Value, December 31, 2007		$(755,000)

Short Sales:  The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security.  When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale.  A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of the short sale.

Securities Transactions and Investment Income:  Investment security transactions are accounted for as of trade date.  Dividend income is recorded on the ex-dividend date.  Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.  Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the highest cost basis for both financial reporting and income tax purposes.

Item 2 - Controls and Procedures.

(a)                        The Registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)                       There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

                Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CLOUGH GLOBAL OPPORTUNITIES FUND

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (principal executive officer)

Date:	February 29, 2008

                Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (principal executive officer)

Date:	February 29, 2008

By:	/s/ Jeremy O. May
Jeremy O. May
Treasurer (principal financial officer)

Date:	February 29, 2008